Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of activity in the company’s equity investments, at fair value - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of activity in the company’s equity investments, at fair value [Abstract]
Balance, beginning of period
Additions	531,250
Sales	(80,750)
Unrealized gain	369,626
Balance, end of period	$ 820,126